[Ameritas Life Insurance Corp. Logo]

Robert G. Lange
Vice President, General Counsel & Assistant Secretary, Individual
--------------------------------------------------------------------------------
402-325-4249 (Direct)                                            5900 "O" Street
402-467-7956 (Fax)                                            Lincoln, NE  68510



February 23, 2011

                                            (Transmitted via EDGAR on 2/23/2011)


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549-0102

RE:    N-SAR Filing:       Carillon Life Account ("Registrant")
                           File No. 811-09076


Dear Sirs:

         Ameritas Life Insurance Corp. provides administrative and legal services for The Union Central Life Insurance Company and its separate accounts. We hereby submit the annual Form N-SAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Robert G. Lange

Robert G. Lange
Vice President, General Counsel
& Assistant Secretary, Individual

Attachment

                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                           / /         (a)
               or fiscal year ending:                       12/31/10      (b)

Is this a transition report?  (Y/N)                                       N

Is this an amendment to a previous filing?  (Y/N)                         N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:  Carillon Life Account
         B. File Number:      811-09076
         C. Telephone Number: 402-467-7894

2.       A. Street:                  5900 "O" Street
         B. City:                    Lincoln
         C. State:                   NE
         D. Zip Code:                68510           Zip Ext:
         E. Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)           N

4. Is this the last filing on this form by Registrant? (Y/N)            N

5. Is Registrant a small business investment company (SBIC)? (Y/N)      N
[If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
[If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending   12/31/10      If filing more than one Page 47, "X" box:[  ]
File number 811-09076

UNIT INVESTMENT TRUSTS


111. A. [/] Depositor Name:

     B. [/] File Number (if any):

     C. [/] City: Lincoln  State: NE   Zip Code: 68510  Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (if any):

     C. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

For period ending  12/31/10       If filing more than one Page 48, "X" box:[  ]
File number 811-09076

113. A. [/] Trustee Name:

     B. [/] City: State: Zip Code: Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B. [/] File Number (if any):

     C. [/] City:        State:     Zip Code:    Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City:       State:      Zip Code:     Zip Ext.:

        [/] Foreign Country: Foreign Postal Code:

For period ending  12/31/10      If filing more than one Page 49, "X" box:[ ]
File number 811-09076

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment companies: (Y/N)

     B.[/] Identify the family in 10 letters:

117. A.[/] Is Registrant a separate account of an insurance company?: (Y/N)

     If answer if "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)

     C.[/] Scheduled premium variable life contracts? (Y/N)

     D.[/] Flexible premium variable life contracts? (Y/N)

     E.[/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118.   [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.   [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
           the period                                                     _____

120.   [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
           ($000's omitted)                                              $_____

121.   [/] State the number of series for which a current prospectus was in
           existence at the end of the period                             _____

122.   [/] State the number of existing series for which additional units were registered under the Securities act of 1933 during the current period

For period ending 12/31/10        If filing more than one Page 50, "X" box:[ ]
File number 811-09076

123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                             $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
         the subsequent series) ($000's omitted)                         $_____

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)              $1,760

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted)                                                $    0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of           Total Assets         Total Income
                                                       Series                ($000's           Distributions
                                                      Investing              omitted)         ($000's omitted)

A.   U.S. Treasury direct issue                                          $                     $
                                                     ----------            -----------           -----------
B.   U.S. Government agency                                              $                     $
                                                     ----------            -----------           -----------
C.   State and municipal tax-free                                        $                     $
                                                     ----------            -----------           -----------
D.   Public utility debt                                                 $                     $
                                                     ----------            -----------           -----------
E.   Brokers or dealers debt or debt of
Brokers' or dealers' parent                                              $                     $
                                                     ----------            -----------           -----------
F.   All other corporate intermediate
long-term debt                                                           $                     $
                                                     ----------            -----------           -----------
G.   All other corporate short-term debt                                 $                     $
                                                     ----------            -----------           -----------
H.   Equity securities of brokers or dealers
or parents of brokers or dealers                                         $                     $
                                                     ----------            -----------           -----------
I.   Investment company equity securities                                $                     $
                                                     ----------            -----------           -----------
J.   All other equity securities                                         $     150,595         $           0
                                                     ----------            -----------           -----------
K.   Other securities                                                    $                     $
                                                     ----------            -----------           -----------
L.   Total assets of all series of registrant                            $     150,595         $
                                                     ----------            -----------           -----------


For period ending  12/31/10       If filing more than one Page 51, "X" box:[ ]
File number 811-09076


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
         issuer? (Y/N)                                                   _____

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
         current period? (Y/N)                                           _____

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
         insurance or guarantees? (Y/N)                                  _____

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                              $ 807

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-_____      811-_____    811-_____     811-_____     811-_____
         811-_____      811-_____    811-_____     811-_____     811-_____
         811-_____      811-_____    811-_____     811-_____     811-_____
         811-_____      811-_____    811-_____     811-_____     811-_____
         811-_____      811-_____    811-_____     811-_____     811-_____
         811-_____      811-_____    811-_____     811-_____     811-_____
         811-_____      811-_____    811-_____     811-_____     811-_____
         811-_____      811-_____    811-_____     811-_____     811-_____

133.This report is signed on behalf of the registrant (or depositor or trustee).

City of:      Cincinnati                State of:  OH           Date: 02/23/11

Name of Registrant, Depositor,          The Union Central Life Insurance Company
  or Trustee:                           (Depositor)

By (Name and Title):                    Witness (Name and Title):

/s/ Steven J. Valerius                  /s/ John Lucas
_____________________________           _______________________________________
Steven J. Valerius                      John Lucas
Director, President                     Vice President, General Counsel and
President, Individual Division          Assistant Secretary